UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          August 15, 2011
------------------------------     ------------------       ---------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):
 _
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 _
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 _
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        33
                                                       -------------------
Form 13F Information Table Value Total:                     $389,369
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                     Quarter Ended June 30, 2011

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                                                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                         --------    -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQ IN  COM             015271109    7,136     92,168   SH           SOLE                   92,168
AMERICAN CAMPUS CMNTYS INC    COM             024835100   19,106    537,906   SH           SOLE                  537,906
APARTMENT INVT & MGMT CO      CL A            03748R101   23,126    905,850   SH           SOLE                  905,850
BROOKDALE SR LIVING INC       COM             112463104    8,076    333,050   SH           SOLE                  333,050
BROOKFIELD OFFICE PPTYS INC   COM             112900105    3,777    195,900   SH           SOLE                  195,900
CAMDEN PPTY TR                SH BEN INT      133131102   12,935    203,310   SH           SOLE                  203,310
CB RICHARD ELLIS GROUP INC    CL A            12497T101   17,465    695,550   SH           SOLE                  695,550
CEDAR SHOPPING CTRS INC       COM NEW         150602209    4,853    942,393   SH           SOLE                  942,393
CHATHAM LODGING TR            COM             16208T102    9,960    618,271   SH           SOLE                  618,271
DEVELOPERS DIVERSIFIED RLTY   COM             251591103   22,494  1,595,300   SH           SOLE                1,595,300
EQUITY LIFESTYLE PPTYS INC    COM             29472R108   19,957    319,626   SH           SOLE                  319,626
EXTRA SPACE STORAGE INC       COM             30225T102    5,179    242,800   SH           SOLE                  242,800
FOREST CITY ENTERPRISES INC   CL A            345550107   23,613  1,264,737   SH           SOLE                1,264,737
GAYLORD ENTMT CO NEW          COM             367905106   14,447    481,550   SH           SOLE                  481,550
GENERAL GROWTH PPTYS INC NEW  COM             370023103    7,673    459,750   SH           SOLE                  459,750
GRUBB & ELLIS CO              COM PAR $0.01   400095204      218    663,020   SH           SOLE                  663,020
HEALTHCARE RLTY TR            COM             421946104   10,978    532,150   SH           SOLE                  532,150
HYATT HOTELS CORP             COM CL A        448579102   17,905    438,629   SH           SOLE                  438,629
ISHARES TR                    DJ US REAL EST  464287739   15,075    250,000   SH   PUT     SOLE                  250,000
ISHARES TR                    DJ US REAL EST  464287739   19,477    323,000   SH   CALL    SOLE                  323,000
JONES LANG LASALLE INC        COM             48020Q107   10,750    114,000   SH           SOLE                  114,000
KILROY RLTY CORP              COM             49427F108    5,013    126,950   SH           SOLE                  126,950
LENNAR CORP                   CL A            526057104    8,607    474,200   SH           SOLE                  474,200
MARRIOTT INTL INC NEW         CL A            571903202   16,187    456,100   SH           SOLE                  456,100
NATIONAL RETAIL PROPERTIES I  COM             637417106    9,965    406,550   SH           SOLE                  406,550
OMEGA HEALTHCARE INVS INC     COM             681936100   10,917    519,600   SH           SOLE                  519,600
POST PPTYS INC                COM             737464107    5,762    141,376   SH           SOLE                  141,376
RAMCO-GERSHENSON PPTYS TR     COM SH BEN INT  751452202   15,997  1,292,200   SH           SOLE                1,292,200
SIMON PPTY GROUP INC NEW      COM             828806109   13,866    119,300   SH           SOLE                  119,300
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888    4,515    250,000   SH   CALL    SOLE                  250,000
TANGER FACTORY OUTLET CTRS I  COM             875465106    5,258    196,400   SH           SOLE                  196,400
VORNADO RLTY TR               SH BEN INT      929042109   14,597    156,651   SH           SOLE                  156,651
WINTHROP RLTY TR              SH BEN INT NEW  976391300    4,485    375,600   SH           SOLE                  375,600
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